Investment in Operating Leases (Investment in Operating Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Schedule of Operating Leases [Line Items]
Investment in Operating Leases	¥ 1,400,001	¥ 1,335,959
Investment in Operating Leases
Schedule of Operating Leases [Line Items]
Property Subject to or Available for Operating Lease, Gross	1,931,309	1,938,515
Accumulated depreciation	(678,245)	(634,478)
Net	1,253,064	1,304,037
Accrued rental receivables	25,384	31,922
Investment in Operating Leases	1,400,001	1,335,959
Transportation equipment | Investment in Operating Leases
Schedule of Operating Leases [Line Items]
Property Subject to or Available for Operating Lease, Gross	1,305,908	1,304,925
Measuring and information-related equipment | Investment in Operating Leases
Schedule of Operating Leases [Line Items]
Property Subject to or Available for Operating Lease, Gross	287,301	266,436
Real Estate Asset | Investment in Operating Leases
Schedule of Operating Leases [Line Items]
Property Subject to or Available for Operating Lease, Gross	305,981	336,002
Other | Investment in Operating Leases
Schedule of Operating Leases [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 32,119	¥ 31,152